Significant accounting policies and recent accounting pronouncements (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Change in Accounting Estimate [Line Items]
Deferred revenue	$ 6,523		$ 7,229
Increase/ (Decrease) in trade accounts receivable	8,572	$ 7,843
Increase/ (Decrease) in deferred revenue	(1,843)	(197)
Restricted cash, current	10,425	12,120	7,169
Restricted cash, non-current	11,420	$ 8,420	8,420
Cash and cash equivalents	$ 218,651		$ 257,911
Revenue recognition method	straight-line basis
Effect of Adoption of ASC 606
Change in Accounting Estimate [Line Items]
Deferred revenue	$ 3,798
Deferred expenses	2,561
Increase/ (Decrease) in trade accounts receivable	6,187
Increase/ (Decrease) in deferred revenue	(706)
Ballasting cost incurred during backhaul voyages | Effect of Adoption of ASC 606
Change in Accounting Estimate [Line Items]
Deferred expenses	1,229
Voyage expenses | Effect of Adoption of ASC 606
Change in Accounting Estimate [Line Items]
Deferred expenses	1,151
Charter-in hire expenses | Effect of Adoption of ASC 606
Change in Accounting Estimate [Line Items]
Deferred expenses	$ 1,410